Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Company's Employee Share Option Activity
The following table summarizes the Company’s employee share option activity under the share option plans:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		US$	US$	Years	US$
Outstanding, January 1, 2019	1,422,651	38.87	29.66	8.26	56,505
Granted	14,976	85.31	45.26
Exercised	(388,984)	26.13
Forfeited	(171,250)	38.89

Outstanding, December 31, 2019	877,393	45.30	34.14	7.61	30,729

Vested and expected to vest at December 31, 2019	835,033	45.85	34.64	7.63	28,768

Exercisable as of December 31, 2019	310,571	38.31	31.11	7.35	13,000

Schedule of Restricted Shares Activity
Restricted shares activity for the year ended December 31, 2019 was as follows:

	Number of shares	Weighted average grant date fair value
		US$
Outstanding, January 1, 2019	1,330,062	50.27
Granted	384,074	85.30
Vested	(481,358)	42.14
Forfeited	(227,488)	58.29

Outstanding, December 31, 2019	1,005,290	65.73

Expected to vest, December 31, 2019	817,600	65.41

Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model
The Company calculated the estimated fair value of the share-based awards on the respective grant dates using the binomial option pricing model with the following assumptions:

	2017	2018	2019
	RMB	RMB	RMB
Fair value of ordinary share	US$ 45.36 -US$ 54.84	US$63.91-US$98.31	US$87.39
Risk-free interest rates	2.30%- 2.44%	2.42%-3.09%	1.96%
Expected exercise multiple	2.2 - 2.8	2.2-2.8	2.2
Expected volatility	57%- 60%	52%-60%	53%
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average fair value per option granted	US$ 27.05 -US$ 33.73	US$40.71-US$78.09	US$45.26

Schedule of Share-Based Compensation Expenses
Share-based compensation expenses relating to options and restricted shares granted to employees recognized for the years ended December 31, 2017, 2018 and 2019 is as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Cost of revenues	15,166	16,112	15,508	2,228
Sales and marketing expenses	53,064	61,599	46,081	6,619
General and administrative expenses	59,954	55,992	62,884	9,033
Product development expenses	49,602	68,622	79,535	11,424

	177,786	202,325	204,008	29,304